SCHEDULE OF OTHER CURRENT ASSETS (Details) - Nonrelated Party [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Prepayments for materials	$ 10,104	$ 7,509
Prepayments for R&D	98	110
Prepayments for utilities	574	571
Other prepayments	343	341
Deductible value-added tax input	627	207
Other receivables	1,715	1,662
Subtotal	13,461	10,400
Less: allowance for bad debts	(433)	(449)
Net balance	$ 13,028	$ 9,951